UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- 80.2%
---------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.5%
    General Dynamics (C)                                                 738  $        79,003
    Lockheed Martin (D)                                               18,661        1,139,441
                                                                              ---------------
                                                                                    1,218,444
                                                                              ---------------
AUTOMOTIVE -- 3.6%
    Autozone* (C)                                                     15,598        1,336,749
    Cummins (C)                                                       20,155        1,417,904
    Navistar International* (D)                                        1,372           49,941
    Paccar (D)                                                         1,224           88,605
                                                                              ---------------
                                                                                    2,893,199
                                                                              ---------------
BANKS -- 8.0%
    Bank of America (C)                                               51,233        2,259,375
    Citigroup (C)                                                     25,963        1,166,777
    National City (D)                                                 17,320          580,220
    US Bancorp                                                        25,466          733,930
    Wachovia                                                          28,526        1,452,259
    Washington Mutual                                                  5,312          209,824
    Wells Fargo                                                          916           54,777
                                                                              ---------------
                                                                                    6,457,162
                                                                              ---------------
BUILDING & CONSTRUCTION -- 0.9%
    Centex (C)                                                         4,075          233,375
    Georgia-Pacific (C)                                               13,994          496,647
                                                                              ---------------
                                                                                      730,022
                                                                              ---------------
CHEMICALS -- 4.4%
    Dow Chemical (C)                                                  33,839        1,686,874
    Eastman Chemical (C)                                              26,919        1,588,221
    Hercules* (D)                                                     17,319          250,952
                                                                              ---------------
                                                                                    3,526,047
                                                                              ---------------
COMPUTER SOFTWARE -- 0.1%
    Symantec* (D)                                                      3,601           76,809
                                                                              ---------------
COMPUTERS & SERVICES -- 7.2%
    Autodesk (C)                                                      21,274          633,114
    Cisco Systems* (C)                                                50,007          894,625
    Dell* (C)                                                         24,992          960,193
    Hewlett-Packard (D)                                               38,357          841,553
    International Business Machines (D)                                8,463          773,349
    Lexmark International* (D)                                         3,445          275,497
    Microsoft (D)                                                     27,167          656,637
    Oracle* (D)                                                       59,474          742,235
                                                                              ---------------
                                                                                    5,777,203
                                                                              ---------------
CONSUMER PRODUCTS -- 0.1%
    Colgate-Palmolive (C)                                              1,708           89,106
                                                                              ---------------
DEPARTMENT STORES -- 2.7%
    Federated Department Stores (C)                                      995           63,322
    JC Penney Holding (D)                                             23,535        1,221,937
    Wal-Mart Stores                                                   17,496          876,725
                                                                              ---------------
                                                                                    2,161,984
                                                                              ---------------


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 0.7%
    Tyco International                                                17,370  $       587,106
                                                                              ---------------
ELECTRICAL EQUIPMENT & SERVICES -- 5.8%
    AES* (C)                                                          27,223          445,913
    C.R. Bard (C)                                                        935           63,655
    Centerpoint Energy (C)                                            33,580          403,967
    CMS Energy* (C)                                                   48,842          636,900
    Constellation Energy Group (C)                                    13,857          716,407
    Exelon (C)                                                         3,431          157,449
    FirstEnergy (C)                                                    7,712          323,518
    General Electric (C)                                               6,058          218,451
    L-3 Communications Holdings (D)                                   15,824        1,123,820
    TXU                                                                1,720          136,964
    Valero Energy                                                      6,004          439,913
                                                                              ---------------
                                                                                    4,666,957
                                                                              ---------------
FINANCIAL SERVICES -- 4.6%
    Countrywide Financial (C)                                         28,062          910,892
    Equifax (C)                                                       17,003          521,822
    Federated Investors, Cl B (C)                                      7,970          225,631
    Freddie Mac (C)                                                      847           53,530
    H&R Block (D)                                                     16,966          858,140
    Lehman Brothers Holdings (D)                                       5,447          512,890
    Merrill Lynch (D)                                                 11,535          652,881
                                                                              ---------------
                                                                                    3,735,786
                                                                              ---------------
FOOD, BEVERAGE & TOBACCO -- 1.6%
    Archer-Daniels-Midland (C)                                        16,051          394,533
    Pepsi Bottling Group (D)                                          24,635          686,085
    Sara Lee (D)                                                       8,960          198,554
                                                                              ---------------
                                                                                    1,279,172
                                                                              ---------------
HOME PRODUCTS -- 1.5%
    Avon Products (C)                                                  6,178          265,283
    Gillette (C)                                                       4,767          240,638
    Procter & Gamble (D)                                              12,408          657,624
                                                                              ---------------
                                                                                    1,163,545
                                                                              ---------------
INSURANCE -- 3.4%
    ACE (C)                                                           11,562          477,164
    Cigna (C)                                                         14,392        1,285,206
    Loews (D)                                                          9,845          724,001
    Metlife (D)                                                        1,343           52,511
    Prudential Financial (D)                                           3,625          208,075
                                                                              ---------------
                                                                                    2,746,957
                                                                              ---------------
MACHINERY -- 0.4%
    Brunswick (C)                                                      7,283          341,209
                                                                              ---------------
MEDIA -- 3.1%
    Comcast, Cl A* (C)                                                19,179          647,867
    News, Cl A (D)                                                     7,382          124,904
    Walt Disney (C)                                                   58,428        1,678,636
                                                                              ---------------
                                                                                    2,451,407
                                                                              ---------------


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 6.6%
    AmerisourceBergen (C)                                             19,026  $     1,090,000
    Becton Dickinson (C)                                               2,209          129,050
    Boston Scientific* (C)                                             2,142           62,739
    Forest Laboratories* (C)                                           4,049          149,611
    Gilead Sciences* (C)                                               2,000           71,600
    Guidant (C)                                                        1,445          106,785
    Hospira* (D)                                                      26,325          849,508
    Johnson & Johnson (D)                                             38,096        2,558,527
    McKesson (D)                                                       6,308          238,127
    St. Jude Medical* (D)                                              1,485           53,460
                                                                              ---------------
                                                                                    5,309,407
                                                                              ---------------
MISCELLANEOUS BUSINESS SERVICES -- 1.3%
    Affiliated Computer Services* (C)                                 14,946          795,725
    Robert Half International (D)                                      2,642           71,228
    Unisys*                                                           23,377          165,042
                                                                              ---------------
                                                                                    1,031,995
                                                                              ---------------
PAPER & PAPER PRODUCTS -- 0.6%
    Pactiv* (D)                                                       21,451          500,881
                                                                              ---------------
PETROLEUM & FUEL PRODUCTS -- 2.1%
    BJ Services (C)                                                    2,728          141,529
    Occidental Petroleum (D)                                          21,302        1,516,063
                                                                              ---------------
                                                                                    1,657,592
                                                                              ---------------
PETROLEUM REFINING -- 6.9%
    ChevronTexaco (C)                                                 38,275        2,231,815
    ConocoPhillips (C)                                                19,064        2,055,862
    Exxon Mobil                                                       20,881        1,244,508
                                                                              ---------------
                                                                                    5,532,185
                                                                              ---------------
PHARMACEUTICALS -- 0.8%
    Pfizer (D)                                                        25,399          667,232
                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    Apartment Investment & Management (C)                              5,467          203,373
    Simon Property Group (D)                                           1,047           63,427
                                                                              ---------------
                                                                                      266,800
                                                                              ---------------
RETAIL -- 2.8%
    Darden Restaurants (C)                                             3,792          116,339
    Goodyear Tire & Rubber* (C)                                       14,637          195,404
    Home Depot (C)                                                    15,526          593,714
    Safeway* (D)                                                      29,585          548,210
    Yum! Brands                                                       15,925          825,074
                                                                              ---------------
                                                                                    2,278,741
                                                                              ---------------
SEMI CONDUCTORS -- 3.4%
    Freescale Semiconductor* (C)                                       3,034           52,336
    Intel (D)                                                         67,116        1,559,105
    Micron Technology* (D)                                            41,844          432,667
    National Semiconductor* (D)                                        2,859           58,924
    Nvidia* (D)                                                       13,709          325,726


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                  SHARES/
                                                                FACE AMOUNT        VALUE
                                                              --------------  ---------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
SEMI CONDUCTORS -- CONTINUED
    Texas Instruments                                                 10,862  $       276,872
                                                                              ---------------
                                                                                    2,705,630
                                                                              ---------------
TELEPHONES & TELECOMMUNICATIONS -- 3.1%
    AT&T (D)                                                          16,387          307,256
    BellSouth (C)                                                      2,228           58,574
    Ford Motor (C)                                                    32,707          370,570
    Lucent Technologies* (D)                                          69,611          191,430
    Motorola (D)                                                      18,099          270,942
    Nextel Communications* (D)                                        17,677          502,381
    SBC Communications (D)                                            16,478          390,364
    Sprint (C)                                                         6,146          139,822
    Verizon Communications                                             7,436          263,978
                                                                              ---------------
                                                                                    2,495,317
                                                                              ---------------
TRANSPORTATION SERVICES -- 0.6%
    Burlington Northern Santa Fe (C)                                   9,442          509,207
                                                                              ---------------
WHOLESALE -- 2.1%
    Cardinal Health (C)                                               28,901        1,612,676
    Supervalu (D)                                                      1,661           55,394
                                                                              ---------------
                                                                                    1,668,070
                                                                              ---------------
    TOTAL COMMON STOCK
        (Cost $60,079,512)                                                         64,525,172
                                                                              ---------------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 4.0%
---------------------------------------------------------------------------------------------
    U.S. TREASURY BILL (A)(B)
        2.892%, 08/25/05                                         $ 3,290,000        3,250,849
                                                                              ---------------
    TOTAL U.S. TREASURY OBLIGATION
        (Cost $3,251,973)                                                           3,250,849
                                                                              ---------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 28.3%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                         3,173,551        3,173,551
    Union Bank of California Money Market Fund                    19,604,933       19,604,933
                                                                              ---------------

    TOTAL CASH EQUIVALENTS
        (Cost $22,778,484)                                                         22,778,484
                                                                              ---------------

    TOTAL INVESTMENTS+ -- 112.5%
        (Cost $86,109,969)                                                         90,554,505
                                                                              ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (13.5)%
---------------------------------------------------------------------------------------------

    AON                                                               (5,800)        (132,472)
    Applied Micro Circuits*                                          (33,961)        (111,732)
    Archstone-Smith Trust                                             (3,727)        (127,128)
    Avery Dennison                                                   (14,468)        (896,003)
    Biogen Idec*                                                      (3,063)        (105,704)



THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                  SHARES/
                                                                 CONTRACTS         VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
    Broadcom, Cl A*                                                   (7,967) $      (238,373)
    Calpine*                                                         (37,858)        (106,002)
    Charles Schwab                                                    (4,985)         (52,392)
    Ciena*                                                           (44,919)         (77,261)
    Coach*                                                            (7,322)        (414,645)
    Corning*                                                          (4,831)         (53,769)
    Dynegy, Cl A*                                                    (23,443)         (91,662)
    Freeport-McMoRan Copper & Gold                                    (9,134)        (361,798)
    Great Lakes Chemical                                             (14,640)        (470,237)
    Janus Capital Group                                              (32,216)        (449,413)
    JDS Uniphase*                                                    (30,849)         (51,518)
    Kinder Morgan                                                    (20,215)      (1,530,276)
    Medimmune*                                                       (16,081)        (382,889)
    Mercury Interactive*                                              (7,655)        (362,694)
    Monsanto                                                         (17,140)      (1,105,530)
    Monster Worldwide*                                                (7,481)        (209,842)
    Noble*                                                           (12,901)        (725,165)
    Northern Trust                                                    (1,603)         (69,634)
    Novell*                                                          (15,391)         (91,730)
    Pall                                                              (3,695)        (100,208)
    PMC - Sierra*                                                    (44,967)        (395,710)
    Power-One*                                                       (13,619)         (66,188)
    Siebel Systems*                                                  (18,751)        (171,197)
    Tenet Healthcare*                                                (13,142)        (151,527)
    Tiffany                                                           (6,708)        (231,560)
    Toys "R" Us*                                                      (6,955)        (179,161)
    Visteon                                                          (24,313)        (138,827)
    Vulcan Materials                                                 (12,251)        (696,224)
    Wendy's International                                            (12,593)        (491,631)
                                                                              ---------------
    TOTAL SECURITIES SOLD SHORT
        (Proceeds $11,289,039)                                                    (10,840,102)
                                                                              ---------------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.6)%
---------------------------------------------------------------------------------------------
    S&P 500 Index, April 2005, 1,195 Call                               (250)        (130,000)
    S&P 500 Index, May 2005, 1,175 Call                                 (150)        (378,000)
                                                                              ---------------
    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums received $1,076,300)                                               (508,000)
                                                                              ---------------


PERCENTAGES ARE BASED ON NET ASSETS OF $80,494,005.

 *   NON-INCOME PRODUCING SECURITY
CL   CLASS
(A)  THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE YIELD AT TIME OF
     PURCHASE.
(B)  ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C)  ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION
     CONTRACTS.
(D)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SECURITIES SOLD SHORT.
+    AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS, SECURITIES SOLD SHORT
     AND WRITTEN INDEX OPTION CONTRACTS WAS $73,744,630 AND THE UNREALIZED APPRECIATION AND
     DEPRECIATION WERE $7,604,915 AND ($2,143,142), RESPECTIVELY.


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   DEFENSIVE EQUITY FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

The following forward foreign currency contracts were outstanding on March 31, 2005:

                                                                                         Unrealized
                           Currency to             Currency to         Contract        Appreciation/
Maturity Dates               Deliver                 Receive             Value         (Depreciation)
------------------        ---------------        ----------------    --------------    ---------------

6/15/2005           CAD     15,600,000       USD      12,964,542      $12,908,608          $(55,934)
6/15/2005           GBP      1,000,000       USD       1,914,330        1,882,056           (32,274)
6/15/2005           NOK     79,000,000       USD      12,993,092       12,546,656          (446,436)
6/15/2005           NZD     16,400,000       USD      11,977,740       11,588,837          (388,903)
6/15/2005           SEK     27,900,000       USD       4,132,620        3,971,350          (161,270)
6/15/2005           USD     11,757,120       AUD      15,000,000       11,530,568           226,552
6/15/2005           USD      9,491,987       CHF      10,900,000        9,193,703           298,284
6/15/2005           USD     16,259,920       EUR      12,100,000       15,754,938           504,982
6/15/2005           USD     11,683,589       JPY   1,207,000,000       11,361,152           322,437
                                                                     --------------    ---------------
                                                                      $90,737,868          $267,438
                                                                     ==============    ===============

CURRENCY LEGEND

AUD - Australian Dollar                   JPY - Japanese Yen
CAD - Canadian Dollar                     NOK - Norwegian Krone
CHF - Swiss Franc                         NZD - New Zealand Dollar
EUR - Euro Dollar                         SEK - Swedish Krona
GBP - British Pound                       USD - U.S. Dollar


The following future contracts were outstanding on March 31, 2005:

                                 Number                               Unrealized
Contract                           of             Settlement       Appreciation
Description                     Contracts           Month          (Depreciation)
-----------                     ---------           ------         --------------

Australian 10 Year Bond           (84)             June 2005         $   18,447
CAC40 10 Year Euro                132             April 2005            (18,436)
Canadian 10 Year Bond             141              June 2005            (64,504)
DAX Index                         (36)             June 2005             60,172
DJ Euro Stoxx 50                   26              June 2005            (12,221)
Euro Bond                          49              June 2005             91,716
FTSE 100 Index                    (65)             June 2005            102,943
Hang Seng Index                    25               May 2005            (13,942)
IBEX 35 Plus Index                 51             April 2005            (64,309)
Japan 10 Year Bond                 (3)             June 2005            (58,493)
Long GILT 10 Year                 (61)             June 2005           (125,495)
MIB 30 Index                      (20)             June 2005            (44,036)
OMX Index                          286            April 2005             37,015
S&P 500                            (2)             June 2005             15,250
S&P/TSE 60 Index                  (72)             June 2005            (10,872)
SPI 200                            73              June 2005           (191,312)
Topix Index                        26              June 2005            (25,243)
US 10 Year Note                    (8)             June 2005              4,375
                                                                    -------------
                                                                      $(298,945)
                                                                    =============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   SHORT-TERM INCOME FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------

                                                                FACE AMOUNT/
                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 70.7%
---------------------------------------------------------------------------------------------
    U.S. TREASURY BILL (A)(B)
        2.479%, 06/02/05                                       $  10,800,000    $  10,750,839
    U.S. TREASURY NOTES
        7.000%, 07/15/06                                             900,000          938,034
        6.500%, 10/15/06                                           1,000,000        1,041,750
        3.125%, 05/15/07                                           1,000,000          985,898
        3.000%, 11/15/07                                           2,500,000        2,445,703
        2.750%, 08/15/07                                           1,000,000          975,117
        2.625%, 11/15/06                                           1,000,000          983,008
        2.375%, 08/15/06                                           1,200,000        1,179,890
        2.250%, 04/30/06                                           1,000,000          986,680
        2.250%, 02/15/07                                           1,000,000          972,734
        2.000%, 05/15/06                                             800,000          786,750
                                                                                -------------
    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $22,378,589)                                                         22,046,403
                                                                                -------------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.7%
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 2.5%
        2.875%, 09/15/06                                             600,000          591,954
        1.875%, 06/15/06                                             200,000          195,478
                                                                                -------------
                                                                                      787,432
                                                                                -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
        5.500%, 07/15/06                                           1,100,000        1,123,375
        4.875%, 03/15/07                                             500,000          508,423
        2.875%, 12/15/06                                             500,000          491,477
        2.750%, 08/15/06                                             400,000          394,361
        2.375%, 02/15/07                                             500,000          485,883
                                                                                -------------
                                                                                    3,003,519
                                                                                -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.6%
        5.750%, 02/15/08                                             700,000          729,162
        5.250%, 04/15/07                                             500,000          511,730
        5.000%, 01/15/07                                             500,000          509,071
        4.375%, 10/15/06                                             500,000          503,724
        3.125%, 12/15/07                                           1,300,000        1,265,670
        3.000%, 08/15/07                                             400,000          390,207
                                                                                -------------
                                                                                    3,909,564
                                                                                -------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $7,928,855)                                                           7,700,515
                                                                                -------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.7%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                          1,171,072       1,171,072
                                                                                -------------
    TOTAL CASH EQUIVALENT
        (Cost $1,171,072)                                                           1,171,072
                                                                                -------------

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   SHORT-TERM INCOME FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                 CONTRACTS         VALUE
                                                              --------------  ---------------

    TOTAL INVESTMENTS+ -- 99.1%
        (Cost $31,478,516)                                                      $  30,917,990
                                                                                -------------

---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
---------------------------------------------------------------------------------------------
    AMEX Natural Gas Index, April 2005, 305 Put                          (48)          (6,480)
    AMEX S&P 400 Midcap Index, April 2005, 630 Put                       (16)          (1,920)
    CBOE Oil Index, April 2005, 450 Put                                  (33)          (6,270)
    PHLX Gold/Silver Index, April 2005, 90 Put                          (163)          (8,150)
    PHLX Utility Index, April 2005, 370 Put                              (38)          (2,660)
    Russell 2000 Index, April 2005, 590 Put                              (25)          (5,000)
    S&P 500 Index, April 2005, 1,140 Put                                 (13)          (2,600)
                                                                              ---------------
    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums received $34,963)                                                   (33,080)
                                                                              ---------------

Percentages are based on Net Assets of $31,193,553.

(A)  THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE YIELD AT TIME OF
     PURCHASE.
(B)  ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION
     CONTRACTS.
  +  AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS AND WRITTEN INDEX OPTION
     CONTRACTS WAS $31,443,553, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,337
     AND ($566,980), RESPECTIVELY.



The following forward foreign currency contracts were outstanding on March 31, 2005:

                                                                                            Unrealized
                           Currency to              Currency to           Contract        Appreciation/
Maturity Dates               Receive                  Deliver               Value         (Depreciation)
-----------------        ----------------        -------------------    --------------    ---------------

6/15/2005          CAD      1,400,000      USD        1,162,325          $ 1,158,465        $  (3,860)
6/15/2005          GBP        200,000      USD          382,886              376,411           (6,475)
6/15/2005          NOK     12,100,000      USD        1,989,231            1,921,703          (67,527)
6/15/2005          NZD      2,000,000      USD        1,460,300            1,413,273          (47,027)
6/15/2005          SEK      3,400,000      USD          503,796              483,964          (19,832)
6/15/2005          USD      1,411,754      AUD        1,800,000            1,392,391           19,363
6/15/2005          USD      1,568,030      CHF        1,800,000            1,518,226           49,804
6/15/2005          USD      2,016,454      EUR        1,500,000            1,953,091           63,363
6/15/2005          USD      1,538,502      JPY      159,000,000            1,496,622           41,879
                                                                        -------------     --------------
                                                                         $11,714,146         $  29,688
                                                                        =============     ==============

CURRENCY LEGEND

AUD - Australian Dollar                   JPY - Japanese Yen
CAD - Canadian Dollar                     NOK - Norwegian Krone
CHF - Swiss Franc                         NZD - New Zealand Dollar
EUR - Euro Dollar                         SEK - Swedish Krona
GBP - British Pound                       USD - U.S. Dollar




FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-003-0100

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK (C) -- 64.1%
---------------------------------------------------------------------------------------------
AUSTRALIA -- 1.8%
    Amcor*                                                               378  $         2,093
    Rio Tinto*                                                         2,041           71,268
                                                                              ---------------
                                                                                       73,361
                                                                              ---------------
DENMARK -- 2.8%
    Danisco                                                              549           37,256
    ISS                                                                  892           72,671
                                                                              ---------------
                                                                                      109,927
                                                                              ---------------
FINLAND -- 0.5%
    Fortum                                                             1,090           21,278
                                                                              ---------------
FRANCE -- 2.0%
    Air France-KLM*                                                      357            6,435
    Peugeot*                                                           1,122           71,481
                                                                              ---------------
                                                                                       77,916
                                                                              ---------------
GERMANY -- 2.6%
    Celesio*                                                             673           55,165
    Continental*                                                         641           49,843
                                                                              ---------------
                                                                                      105,008
                                                                              ---------------
HONG KONG -- 2.0%
    Esprit Holdings                                                    5,500           37,551
    Swire Pacific*                                                     5,500           43,545
                                                                              ---------------
                                                                                       81,096
                                                                              ---------------
ITALY -- 1.8%
    Italcementi*                                                       4,161           70,194
                                                                              ---------------
JAPAN -- 9.0%
    Alps Electric                                                      2,000           31,918
    Casio Computer                                                     2,000           26,459
    CSK                                                                  100            4,170
    Hitachi                                                            3,000           18,680
    Kubota                                                             1,000            5,348
    Kyowa Hakko Kogyo                                                  6,000           46,055
    Matsushita Electric Industrial                                     5,000           73,859
    Mitsubishi Electric                                                5,000           25,944
    Mitsui Trust Holdings                                              2,000           19,933
    Omron                                                                700           15,314
    Pioneer                                                              800           14,428
    Sony                                                               1,000           39,921
    Suzuki Motor                                                       2,000           35,864
                                                                              ---------------
                                                                                      357,893
                                                                              ---------------
NETHERLANDS -- 1.1%
    European Aeronautic Defense and Space*                               391           11,718
    Vedior*                                                            1,784           31,811
                                                                              ---------------
                                                                                       43,529
                                                                              ---------------
NORWAY -- 1.3%
    Statoil*                                                           2,933           50,165
                                                                              ---------------


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK (C)  -- CONTINUED
---------------------------------------------------------------------------------------------
SINGAPORE -- 1.9%
    CapitaCommercial Trust                                             2,800  $         2,428
    CapitaLand Limited                                                14,000           19,948
    DBS Group Holdings                                                 1,000            9,034
    Singapore Telecommunications                                      28,786           45,030
                                                                              ---------------
                                                                                       76,440
                                                                              ---------------
SPAIN -- 2.8%
    Amadeus Global Travel Distribution, Cl A                           4,194           39,681
    Metrovacesa                                                          459           24,607
    Union Fenosa                                                       1,579           47,015
                                                                              ---------------
                                                                                      111,303
                                                                              ---------------
SWEDEN -- 0.5%
    Atlas Copco, Cl B                                                    455           19,994
                                                                              ---------------
SWITZERLAND -- 1.3%
    Syngenta*                                                            512           53,653
                                                                              ---------------
UNITED KINGDOM -- 5.1%
    Aegis Group                                                       19,496           37,577
    AWG                                                                1,170           18,306
    BHP Billiton                                                       3,953           53,109
    GUS                                                                  339            5,836
    International Power*                                               5,085           17,223
    ITV                                                               16,728           40,302
    Kelda Group                                                        1,320           14,916
    Wolseley                                                             793           16,603
                                                                              ---------------
                                                                                      203,872
                                                                              ---------------
UNITED STATES -- 27.6%
    Allstate                                                             888           48,005
    Anadarko Petroleum                                                   817           62,174
    AON                                                                1,974           45,086
    Archer-Daniels-Midland                                             1,946           47,833
    AT&T                                                               3,764           70,575
    Bear Stearns                                                         744           74,326
    Burlington Northern Santa Fe                                       1,432           77,228
    Computer Sciences*                                                 1,607           73,681
    CVS                                                                  868           45,674
    Freddie Mac                                                          379           23,953
    Goldman Sachs Group                                                  450           49,495
    Jefferson-Pilot                                                      650           31,883
    Lehman Brothers Holdings                                             327           30,790
    Lexmark International*                                               119            9,516
    Masco                                                                851           29,504
    Merrill Lynch                                                         19            1,075
    Micron Technology*                                                 2,100           21,714
    Morgan Stanley                                                       159            9,103
    NiSource                                                           1,508           34,367
    Norfolk Southern                                                   1,718           63,652
    Northrop Grumman                                                     690           37,246
    Occidental Petroleum                                                 762           54,232
    Omnicom Group                                                        189           16,730
    Schlumberger                                                          96            6,766
    St Paul Travelers                                                  1,020           37,465
    Stryker                                                              352           15,703

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                  SHARES/
                                                                FACE AMOUNT        VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK (C)  -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Sun Microsystems*                                                  1,356  $         5,478
    Sungard Data Systems*                                                977           33,707
    TJX                                                                   10              246
    Transocean*                                                          318           16,364
    Yum! Brands                                                          589           30,516
                                                                              ---------------
                                                                                    1,104,087
                                                                              ---------------
    TOTAL COMMON STOCK
        (Cost $2,101,993)                                                           2,559,716
                                                                              ---------------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 6.9%
---------------------------------------------------------------------------------------------
    U.S. TREASURY BILL (A)(B)
        2.892%, 08/25/05                                           $ 280,000          276,668
                                                                              ---------------
    TOTAL U.S. TREASURY OBLIGATION
        (Cost $276,764)                                                               276,668
                                                                              ---------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 51.9%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                           125,027          125,027
    Union Bank of California Money Market Fund                     1,928,720        1,928,720
    Union Bank of California Collateral Money Market Fund             21,208           21,208
                                                                              ---------------
    TOTAL CASH EQUIVALENTS
        (Cost $2,074,955)                                                           2,074,955
                                                                              ---------------
    TOTAL INVESTMENTS+ -- 122.9%
        (Cost $4,453,712)                                                           4,911,339
                                                                              ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (62.3)%
---------------------------------------------------------------------------------------------
AUSTRALIA -- (4.3)%
    Alumina                                                          (11,455)         (52,191)
    AMP                                                               (8,639)         (47,314)
    Mirvac                                                              (733)          (2,501)
    Stockland                                                         (5,309)         (23,984)
    Woodside Petroleum                                                (2,514)         (47,256)
                                                                              ---------------
                                                                                     (173,246)
                                                                              ---------------
DENMARK -- (0.2)%
    Danske Bank                                                         (306)          (8,902)
                                                                              ---------------
FRANCE -- (2.7)%
    Alcatel*                                                          (1,339)         (16,289)
    L'Oreal                                                             (934)         (74,956)
    Suez                                                                (578)         (15,595)
                                                                              ---------------
                                                                                     (106,840)
                                                                              ---------------
GERMANY -- (1.2)%
    Allianz*                                                            (217)         (27,624)
    Beiersdorf*                                                          (50)          (5,595)
    Deutsche Bank*                                                       (51)          (4,411)
    Muenchener Rueckversicherungs*                                       (78)          (9,422)
                                                                              ---------------
                                                                                     (47,052)
                                                                              ---------------

THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
JAPAN -- (9.2)%
    JS Group                                                          (1,000) $       (18,399)
    Keio Electric Railway                                             (5,000)         (29,731)
    Kintetsu                                                          (2,000)          (6,806)
    Mabuchi Motor                                                       (600)         (36,126)
    NGK Insulators                                                    (3,000)         (29,871)
    Resona Holdings*                                                 (11,000)         (22,111)
    Seiyu*                                                            (6,000)         (11,500)
    Seven-Eleven Japan                                                (1,000)         (29,357)
    Shimamura                                                           (200)         (15,352)
    Shionogi                                                          (1,000)         (13,818)
    Taiheiyo Cement                                                  (11,000)         (30,956)
    Taisei                                                            (5,000)         (18,792)
    Tobu Railway                                                     (18,000)         (72,868)
    Tokyu                                                             (4,000)         (20,905)
    Toyoda Gosei                                                        (600)         (10,860)
                                                                              ---------------
                                                                                     (367,452)
                                                                              ---------------
NETHERLANDS -- (3.3)%
    ASML Holding*                                                       (541)          (9,162)
    IHC Caland                                                          (647)         (41,203)
    Koninklijke Ahold*                                                (2,028)         (17,027)
    Reed Elsevier                                                       (164)          (2,479)
    Royal Dutch Petroleum*                                              (746)         (44,715)
    Royal Numico*                                                       (415)         (17,022)
    Wolters Kluwer*                                                      (13)            (238)
                                                                              ---------------
                                                                                     (131,846)
                                                                              ---------------
SWEDEN -- (3.1)%
    Assa Abloy                                                        (1,776)         (25,216)
    Hennes & Mauritz, Cl B                                            (1,171)         (40,401)
    Skandia Forsakrings                                                 (475)          (2,421)
    Swedish Match                                                     (1,517)         (18,631)
    Telefonaktiebolaget LM Ericsson, Cl B*                           (12,521)         (35,377)
                                                                              ---------------
                                                                                     (122,046)
                                                                              ---------------
SWITZERLAND -- (2.8)%
    ABB*                                                              (1,227)          (7,649)
    Credit Suisse Group*                                                (543)         (23,394)
    Roche Holding*                                                      (308)         (33,128)
    SGS*                                                                 (22)         (15,911)
    UBS*                                                                (397)         (33,641)
                                                                              ---------------
                                                                                     (113,723)
                                                                              ---------------
UNITED KINGDOM -- (7.7)%
    BP                                                                  (359)          (3,721)
    Brambles Industries                                               (6,863)         (39,294)
    Carnival                                                            (227)         (12,465)
    Electrocomponents                                                (13,699)         (64,067)
    GKN                                                               (3,043)         (14,591)
    Legal & General Group                                             (9,761)         (20,888)
    Lloyds TSB Group                                                  (2,939)         (26,546)
    Peninsular and Oriental Steam Navigation                          (4,738)         (25,919)
    Provident Financial                                               (1,637)         (21,900)
    Prudential                                                        (5,142)         (49,165)


THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
    Reed Elsevier                                                     (2,648) $       (27,445)
                                                                              ---------------
                                                                                     (306,001)
                                                                              ---------------
UNITED STATES -- (27.8)%
    ACE                                                                 (150)          (6,191)
    Alcoa                                                             (1,534)         (46,618)
    American Electric Power                                             (514)         (17,507)
    Apple Computer*                                                     (358)         (14,918)
    Avery Dennison                                                      (544)         (33,690)
    Bank of New York                                                    (481)         (13,973)
    Baxter International                                                (867)         (29,461)
    Bristol-Myers Squibb                                              (1,681)         (42,798)
    Campbell Soup                                                     (1,123)         (32,589)
    ChevronTexaco                                                       (746)         (43,499)
    Cintas                                                              (196)          (8,097)
    Consolidated Edison                                                 (668)         (28,176)
    Corning*                                                            (660)          (7,346)
    Dow Chemical                                                        (199)          (9,920)
    DTE Energy                                                        (1,018)         (46,299)
    EI Du Pont de Nemours                                               (409)         (20,957)
    Electronic Data Systems                                           (2,129)         (44,006)
    Eli Lilly                                                            (21)          (1,094)
    Equity Office Properties Trust                                    (1,423)         (42,875)
    Ford Motor                                                        (1,515)         (17,165)
    General Motors                                                      (990)         (29,096)
    HJ Heinz                                                            (762)         (28,072)
    Honeywell International                                             (371)         (13,805)
    International Paper                                                 (748)         (27,519)
    JDS Uniphase*                                                     (6,732)         (11,242)
    Kellogg                                                             (604)         (26,135)
    Lockheed Martin                                                     (239)         (14,593)
    Lucent Technologies*                                              (2,042)          (5,616)
    Medimmune*                                                          (832)         (19,810)
    Mellon Financial                                                    (597)         (17,038)
    New York Times, Cl A                                                (193)          (7,060)
    Newell Rubbermaid                                                 (3,623)         (79,489)
    Newmont Mining                                                      (184)          (7,774)
    Northern Trust                                                      (377)         (16,377)
    Novellus Systems*                                                   (314)          (8,393)
    Paychex                                                             (405)         (13,292)
    Progress Energy                                                   (1,521)         (63,806)
    Qualcomm                                                            (425)         (15,576)
    Qwest Communications International*                                 (622)          (2,301)
    SLM                                                                 (110)          (5,482)
    Southern                                                            (532)         (16,934)
    Southwest Airlines                                                (1,976)         (28,138)
    Synovus Financial                                                   (777)         (21,647)
    Tenet Healthcare*                                                 (4,818)         (55,552)
    Textron                                                             (248)         (18,506)
    Waste Management                                                  (1,757)         (50,689)
                                                                              ---------------
                                                                                   (1,111,121)
                                                                              ---------------
    TOTAL SECURITIES SOLD SHORT
        (Proceeds $2,218,284)                                                      (2,488,229)
                                                                              ---------------




THE ADVISORS' INNER CIRCLE FUND                                    ANALYTIC FUNDS
                                                                   GLOBAL LONG-SHORT FUND
                                                                   MARCH 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------


PERCENTAGES ARE BASED ON NET ASSETS OF $3,996,346.
  *  NON-INCOME PRODUCING SECURITY CL CLASS
(A)  THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE YIELD AT TIME OF
     PURCHASE.
(B)  ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE
     CONTRACTS.
(C)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SECURITIES SOLD SHORT.
  +  AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS AND SECURITIES SOLD
     SHORT WAS $2,235,428 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $556,898 AND
     ($369,216), RESPECTIVELY.


The following future contracts were outstanding on March 31, 2005:

                                 NUMBER                               UNREALIZED
CONTRACT                           OF              SETTLEMENT        APPRECIATION
DESCRIPTION                     CONTRACTS            MONTH          (DEPRECIATION)
-----------                     ---------            -----           ------------

Australian Dollar                  (6)             June 2005           $11,310
Australian 10 Year Bond            (3)             June 2005               659
British Pound                       5              June 2005            (9,719)
CAC40 10 Year Euro                  6             April 2005              (838)
Canadian Dollar                     7              June 2005            (1,225)
Canadian 10 Year Bond               5              June 2005            (2,457)
DAX Index                          (1)             June 2005             1,671
DJ Euro Stoxx 50                    3              June 2005            (1,410)
Euro Dollar                        (2)             June 2005            10,375
Euro Bond                           2              June 2005             2,852
FTSE 100 Index                     (2)             June 2005             3,168
Hang Seng Index                     1               May 2005              (557)
IBEX 35 Plus Index                  3             April 2005            (3,783)
Japanese Yen                       (4)             June 2005            16,000
Long GILT 10 Year                  (3)             June 2005            (4,567)
MIB 30 Index                       (1)             June 2005            (2,202)
OMX Index                          17             April 2005             2,200
S&P 500 E-mini                     (2)             June 2005             3,000
S&P 500                             2              June 2005           (14,775)
S&P/TSE 60 Index                   (3)             June 2005              (453)
SPI 200                             4              June 2005           (10,483)
Swiss Franc                         1              June 2005            (3,244)
Topix Index                         3              June 2005            (2,913)
US 10 Year Note                    (1)             June 2005             1,430
                                                                      --------
                                                                      $ (5,961)
                                                                      ========


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ANA-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Advisors' Inner Circle Fund

By (Signature and Title)*            /s/ James F. Volk
                                     -------------------------
                                     James F. Volk
                                     President

Date May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ James F. Volk
                                     -------------------------
                                     James F. Volk
                                     President

Date May 19, 2005

By (Signature and Title)*            /s/ Peter J. Golden
                                     -------------------------
                                     Peter J. Golden
                                     Controller & CFO

Date May 19, 2005

* Print the name and title of each signing officer under his or her signature.